COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be subject to litigation and claims arising in the ordinary course of business. The Company is not currently a party to any material legal proceedings and the Company is not aware of any pending or threatened legal proceeding against the Company that we believe could have a material adverse effect on our business, operating results, cash flows or financial condition.

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company’s parent U.S. entity is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure in the December 31, 2022 and June 30, 2022 consolidated balance sheets. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022

(Unaudited)

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “University”), whereby the Company and the University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property, while agreeing to pay royalties of 2% of net revenues to the University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. The Company paid 31,754 Euros ($36,117 USD) in 2019 and has accrued 28,493 Euros ($24,043 USD) as of June 30, 2021. Additionally, in exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University. On October 1, 2020, the Company entered into another two-year collaboration agreement with the University to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD), which were paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University shall hire and train a doctoral student for this project and as such the Company shall pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University.

On July 27, 2022, the Company entered into a two-year research agreement with the University to provide certain research and experiment services to the Company. In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues. In consideration of such services, the Company agreed to pay the University approximately 53,200 Euros ($53,806 USD) payable as follows:

- 18,200 Euros ($18,407 USD) upon execution (paid in August 2022),

- 8,000 Euros ($8,091 USD) in September 2022 (unpaid),

- 7,000 Euros ($7,080 USD) in December 2022 (unpaid),

- 10,000 Euros ($10,114 USD) in March 2023, and

- 10,000 Euros ($10,114 USD) in July 2023.

The commencement date for the experiments was on September 1, 2022, and the estimated length of time for completion is 24 months.

As of December 31, 2022 and June 30, 2022, the Company has $14,135 and $14,364, respectively, balance due to the University for unreimbursed lab fees, which are included in accrued expenses and other liabilities in the accompanying condensed consolidated balance sheets. As of December 31, 2022 and June 30, 2022, there are no royalty fees owed to the University.

Consulting Agreement

On July 1, 2022, the Company and a consultant agreed to extend the term of a consulting agreement from July 1, 2022 to June 30, 2023 to provide media-related services for a monthly fee of $50,000. In addition, the Company shall pay a stock fee equal to 9.9% of the outstanding common stock of the Company during the term of the agreement. The Company shall bring the consultant’s diluted holdings back to 9.9% and accrue the value of the Common Stock at each reporting period until June 30, 2023. All service fees are non-refundable. On November 16, 2022, the Company issued 73,301,020 shares of the Company’s common stock to this consultant for services rendered from July 2022 to November 2022 (see Note 7). Accordingly, the Company recorded accrued expenses of $17,479 as of December 31, 2022 based on the amount of shares owed multiplied by the December 31, 2022 stock price, which are included in accrued expenses and other liabilities in the accompanying condensed unaudited consolidated balance sheets along with $100,000 related to the monthly fees for a total balance owed of $117,479 as of December 31, 2022.

Operating Leases

On May 4, 2022, the Company entered in a three-year lease agreement with North Horizon Pty Ltd., a related party, (see Note 9) for a monthly rent of $3,000 AUD or $2,176 USD (depending on exchange rate) per month plus taxes. On May 4, 2022, the Company recorded right-of-use assets $66,201 and total lease liabilities of $66,201 based on an incremental borrowing rate of 8%.

ROU is summarized below:

	December 31, 2022	June 30, 2022
Office lease	$66,201	$66,201
Less: accumulated amortization	(15,530)	(3,678)
Right-of-use asset, net	$50,671	$62,523

Operating Lease liabilities are summarized below:

	December 31, 2022	June 30, 2022
Office lease	$66,201	$66,201
Reduction of lease liability	(14,214)	(3,277)
Less: office lease, current portion	(21,102)	(20,605)
Long term portion of lease liability	$30,885	$42,319

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022

(Unaudited)

Remaining future minimum lease payments under non-cancelable operating lease at December 31, 2022 are as follows:

Fiscal Year 2023 (remaining)	$12,249
Fiscal Year 2024	24,498
Fiscal Year 2025	20,415
Imputed interest	(5,175)
Total operating lease liability	$51,987

The weighted average remaining lease term for the operating lease is 2.26 years.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

On September 26, 2019, a complaint was filed against the Company with Supreme Court of the State of New York, County of New York, by Foley Shechter Ablovatskiy LLP (“Foley Shechter”), our former counsel, seeking $151,031 in professional fees allegedly owed, in addition to interest and costs of suit. The Company filed an answer, together with affirmative defenses and counterclaims. Certain amounts related to this claim were included in accounts payable and accrued expenses in the accompanying consolidated financial statements at June 30, 2020. On March 22, 2021, the Company entered into a settlement agreement with Foley Shechter whereby both parties agreed to settle all claims for professional fees owed for a total of $51,032. The Company paid the settlement amount of $51,032 on March 22, 2021. Prior to the settlement agreement, the Company recorded total accounts payable and accrued expenses $142,660. Accordingly, the Company recognized gain from settlement of debt of $92,556 during the year ended June 30, 2021.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

Regal Consulting, LLC (“Regal”) initiated litigation against the Company in Clark County District Court, Nevada on November 18, 2019. Regal was demanding approximately $400,000 and 60 shares of the Company’s common stock as payment for services that Regal purports to have performed. Regal additionally claimed that $106,500 remained due on a Convertible Note executed by the Company in May of 2017 and asserted that it was owed in excess of $100,000 in penalties in connection with the Company’s refusal to honor certain Conversion Notices. The Company filed an Answer and Counterclaim, denying liability and alleging that Regal procured by fraud the Company’s execution of various consulting agreements and additionally failed to provide the consulting services contemplated by said agreements. On December 23, 2020, the parties mediated their dispute and negotiated a settlement agreement. On March 15, 2021, the Company entered into a Settlement and Mutual Release Agreement with Regal whereby both parties agreed to settle all claims and liabilities under the August 10, 2017 Convertible note (see Note 6) for a total of $100,000. All other terms of the August 10, 2017 Convertible Note shall remain in full force and effect. Both parties agree that all future penalties under this convertible note are waived unless the Company fails to authorize the issuance of the requested shares upon conversion. The Company has the right to pay off the balance of any remaining amounts dues under this convertible note in cash at any time 61 days after March 15, 2021. Prior to the Settlement Agreement, the Company recorded total liabilities $56,762 consisting of remaining principal amount of $8,500, accrued interest of $23,262 and accrued expenses of $25,000. Accordingly, the Company recognized loss from settlement of debt of $43,238 during the year ended June 30, 2021.

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company’s parent U.S. entity is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure in the June 30, 2022 and 2021 consolidated balance sheets. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “University”) whereby the Company and the University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property while agreeing to pay royalties of 2% of net revenues to the University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Operating Leases

On May 5, 2016, the Company entered into a new five-year operating lease agreement with North Horizon Pty Ltd., a related party, of which Mr. Nathanielsz, our CEO, CFO and a director, and his wife are owners and directors, with monthly rent at $3,606 AUD or $2,469 USD (depending on exchange rate), inclusive of GST (see Note 10). The initial rental amount was $3,000 AUD and subject to 3% yearly escalation. Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022. On May 4, 2022, the Company entered in a three-year lease agreement with North Horizon Pty Ltd. for a monthly rent of $3,000 AUD or $2,176 USD (depending on exchange rate) per month plus taxes. On May 4, 2022, the Company recorded right-of-use assets $66,201 and total lease liabilities of $66,201 based on an incremental borrowing rate of 8%.

ROU is summarized below:

	June 30, 2022	June 30, 2021
Office lease	$66,201	$48,662
Less: accumulated amortization	(3,678)	(48,662)
Right-of-use asset, net	$62,523	$-

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

Operating Lease liabilities are summarized below:

	June 30, 2022	June 30, 2021
Office lease	$66,201	$48,662
Reduction of lease liability	(3,277)	(48,662)
Less: office lease, current portion	(20,605)	-
Long term portion of lease liability	$42,319	$-

Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2022 are as follows:

Fiscal Year 2023	$24,894
Fiscal Year 2024	24,894
Fiscal Year 2025	20,745
Imputed interest	(7,609)
Total operating lease liability	$62,924

The weighted average remaining lease term for the operating lease is 2.77 years.

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. The Company paid 31,754 Euros ($36,117 USD) in 2019 and has accrued 28,493 Euros ($24,043 USD) as of June 30, 2021. Additionally, in exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University. On October 1, 2020, the Company entered into another two-year collaboration agreement with the University of Jaén to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD) which shall be paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University shall hire and train a doctoral student for this project and as such the Company shall pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University. As of June 30, 2022, the Company has $0 balance due to the University.

Consulting Agreement

On October 1, 2021, the Company entered into a consulting agreement (the “Consulting Agreement”) with a consultant who will assist in the development of the Company’s business and financing activities. The consultant will serve initially as an independent contractor, and upon certain mutually agreed upon conditions being met, will be appointed Vice Chairman, President and Interim CFO. The term of the Consulting Agreement was for three years commencing on October 1, 2021 and can be terminated by either party upon 30 day written notice. The monthly payment per the Consulting Agreement was $7,000. The Company was to issue shares of common stock equal to 1% of the total issued and outstanding shares at the end of each year of service and to be expensed upon date of grant. On February 17, 2022, the Board approved the issuance of 1,148,326 shares of the Company’s common stock to such consultant for services rendered upon the termination of the Consulting Agreement (see Note 8). The Company valued the shares at approximately $0.02 per share or $24,000 being the closing price of the stock on the date of grant to such consultant and recorded stock-based compensation of $24,000 during the year ended June 30, 2022 (see Note 8).